INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Provision (Benefit) for Income Taxes

	2012	2011

Current:
Federal	$-	$-
State	-	-
Total current	-
Deferred:
Federal	(1,370,382)	(1,284,145)
State	(308,039)	(288,654)
Total deferred	(1,678,421)	(1,572,799)
Change in valuation allowance	1,678,421	1,572,799
	$-	$-

Schedule of Reconciliation of Income Taxes

	2012	2011

Statutory federal rate	(34.0)%	(34.0)%
Permanent items	2.0	0.2
Change in tax status	0.0	(20.8)
Derivative liability	10.1	(6.1)
State tax provision, net of federal benefit	(3.0)	(4.7)
Valuation allowance	24.9	65.4

Effective tax rate (benefit) provision	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets:
Net operating loss carryforwards	3,684,817	$2,033,122
Derivative liability	21,725	212,773
Inventory reserve	69,120	0
Other	967	0
	3,776,629	2,245,895
Deferred tax liabilities:
Prepaid expenses	0	(6,838)
Fixed assets	(2,333)	0
Patents and trademarks	(490,882)	(180,795)
Stock-based compensation	(28,300)	(81,265)
Beneficial conversion feature of convertible debt	(27,277)	(404,198)
	(548,792)	(673,096)
Valuation allowance	(3,227,837)	(1,572,799)

Net deferred taxes	$-	$-